Summary of Significant Accounting Policies - Schedule of Revenue by Revenue Source (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues:
Revenues	¥ 1,552,645	$ 237,953	¥ 3,587,695	¥ 4,981,705
Al And Other Segments [Member]
Revenues:
Revenues	86,746	13,294	143,122	83,355
Al And Other Segments [Member] | Sale of AI hardware products
Revenues:
Revenues	47,741	7,317	84,515	38,793
Al And Other Segments [Member] | Technical consulting and other services
Revenues:
Revenues	39,005	5,977	58,607	44,562
Internet Services | Online Advertising
Revenues:
Revenues	855,430	131,100	2,074,256	3,471,230
Internet Services | Internet valueadded services
Revenues:
Revenues	493,419	75,620	1,159,709	1,229,257
Internet Services | Advertising agency services
Revenues:
Revenues	84,993	13,026	73,762	51,087
Internet Services | Other Internet Related Sevices
Revenues:
Revenues	¥ 32,057	$ 4,913	¥ 136,846	¥ 146,776